UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06537

Invesco Trust for Investment Grade New York Municipals
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

  Registrant’s telephone number, including area code:      (713) 626-1919

  Date of fiscal year end:      2/28

  Date of reporting period:      11/30/18

Item 1. Schedule of Investments.

Invesco Trust for Investment Grade New York Municipals

Quarterly Schedule of Portfolio Holdings

November 30, 2018

invesco.com/us	VK-CE-IGNYM-QTR-1 11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-165.43%(a)

New York-158.73%

Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS -AGM)(b)	5.00%	12/15/2025	$500	$520,865
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB (c)(d)	6.25%	11/15/2020	2,360	2,550,594
Amherst Development Corp. (Daemen College); Series 2018, Ref. RB	5.00%	10/01/2048	980	1,024,051
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/2034	3,700	3,802,749
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,010	1,115,727
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT CAB RB (e)	0.00%	07/15/2034	8,315	4,272,746
Series 2009, PILOT RB (c)(d)	6.25%	01/15/2020	1,565	1,641,951
Series 2009, PILOT RB (c)(d)	6.38%	01/15/2020	1,025	1,076,814
Series 2016A, Ref. PILOT RB (f)(g)	5.00%	07/15/2042	10,055	10,680,924
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	2,465	2,579,672
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	500	517,735
Series 2017 A, RB	5.00%	08/01/2047	1,500	1,536,210
Build NYC Resource Corp.; Series 2015, RB	5.00%	07/01/2045	2,840	3,116,162
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/2043	1,260	1,312,454
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB (h)	5.00%	06/01/2037	500	512,865
Series 2017 A, RB (h)	5.00%	06/01/2047	1,225	1,242,775
Series 2017 A, RB (h)	5.00%	06/01/2052	1,250	1,259,087
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB (h)(i)	5.00%	01/01/2035	2,700	2,844,261
Build NYC Resource Corp. (YMCA of Greater New York); Series 2012, RB	5.00%	08/01/2032	650	688,448
Series 2012, RB	5.00%	08/01/2042	2,250	2,365,627
Erie (County of) Industrial Development Agency (City of Buffalo School District); Series 2011 A, School Facility RB (f)	5.25%	05/01/2028	2,500	2,683,350
Series 2011 A, School Facility RB (f)	5.25%	05/01/2030	2,710	2,907,424
Series 2011 A, School Facility RB (f)	5.25%	05/01/2031	1,000	1,072,600
Series 2015, Ref. RB (f)	5.00%	05/01/2026	5,000	5,836,800
Series 2015, Ref. RB (f)	5.00%	05/01/2027	2,500	2,909,750
Series 2015, Ref. RB (f)	5.00%	05/01/2028	2,500	2,904,550
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,225	3,083,938
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB (c)(d)	5.75%	07/01/2019	3,115	3,186,115
Hudson Yards Infrastructure Corp.; Series 2012 A, Sr. RB (c)(d)	5.75%	02/15/2021	1,955	2,115,290
Series 2012 A, Sr. RB	5.75%	02/15/2047	1,205	1,290,579
Jefferson Civic Facility Development Corp. (Samaritan Medical Center); Series 2017 A, Ref. RB	4.00%	11/01/2047	1,245	1,167,698
Long Island (City of) Power Authority; Series 2017, Electric System General RB	5.00%	09/01/2047	1,000	1,103,360
Long Island Power Authority; Series 2009 A, Electric System General RB (c)(d)	5.75%	04/01/2019	635	643,255
Series 2009 A, Electric System General RB (c)(d)	6.25%	04/01/2019	1,860	1,887,175
Series 2016B, Ref. RB	5.00%	09/01/2036	1,345	1,499,043

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)

Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (c)(d)	5.00%	11/15/2019	$500	$515,195
Series 2009 B, Dedicated Tax Fund RB (c)(d)	5.25%	11/15/2019	1,535	1,585,241
Series 2012 H, RB (c)(d)	5.00%	11/15/2022	415	462,024
Series 2012 H, RB	5.00%	11/15/2030	335	360,018
Series 2013 E, RB (c)(d)	5.00%	11/15/2023	2,750	3,128,400
Subseries 2004 B-2, Dedicated Tax Fund RB (c)(d)	5.00%	11/15/2021	1,360	1,479,041
Metropolitan Transportation Authority (Climate Bond Certified); Series 2017, Dedicated Tax Fund Revenue Green Bonds	5.25%	11/15/2057	2,065	2,342,206
Subseries 2017 A-1, Revenue Green Bonds	5.25%	11/15/2057	3,975	4,348,968
Metropolitan Transportation Authority (Green Bonds); Series 2017 C-2, Ref. CAB RB (e)	0.00%	11/15/2040	8,250	3,399,990
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB (c)(d)	5.50%	10/01/2021	880	963,398
Monroe County Industrial Development Corp. (St. John Fisher College); Series 2014 A, RB	5.50%	06/01/2034	1,000	1,127,870
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB (c)(d)	5.00%	07/01/2021	2,030	2,187,386
Series 2013 A, RB (c)(d)	5.00%	07/01/2023	1,000	1,129,120
MTA Hudson Rail Yards Trust Obligations; Series 2016A, RB (f)(g)	5.00%	11/15/2051	10,095	10,642,755
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	920	959,578
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	420	438,430
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	152	25,767
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	1,000	1,070,680
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital); Series 2012, Ref. RB	5.00%	07/01/2037	1,000	1,061,380
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/2037	2,250	2,361,195
Nassau County Tobacco Settlement Corp.; Series 2006A-2, Sr. Asset-Backed RB	5.25%	06/01/2026	1,000	1,000,030
Series 2006A-3, Sr. Asset-Backed RB	5.00%	06/01/2035	1,250	1,192,175
New York & New Jersey (States of) Port Authority; Two Hundred Series 2017, Ref. Consolidated RB (f)	5.25%	10/15/2057	6,885	7,735,917
Two Hundred Seventh Series 2018, Ref. Consolidated RB (f)(i)	5.00%	09/15/2028	9,000	10,495,890
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 1997 6, Special Obligation RB (INS -NATL)(b)(i)	5.75%	12/01/2022	1,645	1,706,293
Series 1997 6, Special Obligation RB (INS -NATL)(b)(i)	5.75%	12/01/2025	2,500	2,593,225
Series 2010, Special Obligation RB	6.00%	12/01/2042	1,930	2,055,392
New York (City of); Series 2014 I-2, VRD Unlimited Tax GO Bonds (j)	1.74%	03/01/2040	500	500,000
Series 2018 E-1, Unlimited Tax GO Bonds	5.25%	03/01/2035	1,000	1,166,320
Subseries 2008 G-1, Unlimited Tax GO Bonds (c)(d)	6.25%	12/15/2018	390	390,558
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/2035	10	10,034
Subseries 2009 I-1, Unlimited Tax GO Bonds (c)(d)	5.25%	04/01/2019	3,370	3,408,957
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/2032	130	131,331
Subseries 2012 G-7, VRD Unlimited Tax GO Bonds (LOC-MUFG Bank, Ltd.)(j)(k)	1.73%	04/01/2042	3,050	3,050,000
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (i)	5.65%	10/01/2028	1,125	1,135,609
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/2021	2,445	2,475,416
New York (City of) Industrial Development Agency (Queens Baseball Stadium); Series 2006, PILOT RB (INS-AMBAC)(b)	5.00%	01/01/2036	2,860	2,866,807

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)

New York (City of) Municipal Water Finance Authority; Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/2040	$3,000	$3,050,310
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	600	624,774
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	3,000	3,272,310
Series 2017 DD, Water & Sewer System RB (f)	5.25%	06/15/2047	3,600	4,072,680
Subseries 2011 A-1, VRD Water & Sewer System RB (j)	1.75%	06/15/2044	5,600	5,600,000
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/2027	4,500	4,518,315
Series 2009 S-3, Building Aid RB (f)	5.25%	01/15/2039	2,500	2,510,175
Series 2018 S-3, Building Aid RB	5.25%	07/15/2045	690	789,650
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2019	500	506,735
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2028	625	632,338
Subseries 2009 A-1, Future Tax Sec. RB (f)	5.00%	05/01/2029	500	506,735
Subseries 2011 D-1, Future Tax Sec. RB (f)	5.00%	11/01/2033	13,500	14,468,220
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/2024	1,135	1,208,854
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/2039	1,880	1,929,670
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society); Series 2013 A, RB	5.00%	08/01/2033	2,000	2,202,780
New York (Counties of) Tobacco Trust V; Series 2005 S-1, Sub. Pass Through CAB RB (e)	0.00%	06/01/2038	8,430	2,516,271
Series 2005 S-2, Sub. Pass Through CAB RB (e)	0.00%	06/01/2050	14,850	1,796,850
New York (State of) Dormitory Authority; Series 2009 C, School Districts Bond Financing Program RB (c)(d)	5.00%	10/01/2019	465	477,350
Series 2009 C, School Districts Bond Financing Program RB (INS -AGC)(b)	5.00%	10/01/2024	35	35,819
Series 2011, School Districts Bond Financing Program RB (c)(d)	5.00%	10/01/2021	1,130	1,223,281
Series 2011, School Districts Bond Financing Program RB	5.00%	10/01/2025	65	69,698
Series 2014 C, State Personal Income Tax RB (f)(h)	5.00%	03/15/2041	6,000	6,597,120
New York (State of) Dormitory Authority (Brooklyn Law School); Series 2009, Ref. RB	5.75%	07/01/2033	540	549,164
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2027	700	847,735
Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2030	1,750	2,165,450
Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2031	445	552,503
New York (State of) Dormitory Authority (Columbia University); Series 2018 A, RB	5.00%	10/01/2048	1,000	1,278,450
New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, RB (INS-AGM)(b)	5.75%	11/01/2040	1,255	1,351,861
New York (State of) Dormitory Authority (Cornell University); Series 2010 A, RB	5.00%	07/01/2040	1,000	1,040,410
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB (c)(d)	5.75%	03/15/2019	2,150	2,173,994
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS-NATL)(b)	5.25%	07/01/2028	2,065	2,346,005
New York (State of) Dormitory Authority (Fordham University); Series 2011 A, RB (c)(d)	5.13%	07/01/2021	500	540,330
Series 2014, RB	5.00%	07/01/2044	1,000	1,080,080
New York (State of) Dormitory Authority (General Purpose); Series 2010 E, State Personal Income Tax RB (c)(d)	5.00%	02/18/2020	485	502,824
Series 2010 E, State Personal Income Tax RB	5.00%	02/15/2040	15	15,443
Series 2011 A, State Personal Income Tax RB (f)	5.00%	03/15/2030	3,000	3,187,800
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai); Series 2015, Ref. RB	5.00%	07/01/2045	2,835	3,091,454
New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 1998, RB (INS-NATL)(b)	5.50%	07/01/2023	3,750	4,190,325
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2030	2,000	2,259,900
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/2031	2,125	2,265,016
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (c)(d)	5.13%	07/01/2019	1,750	1,783,215
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB (c)(d)	6.00%	07/01/2020	500	531,735

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)

New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS-BHAC)(b)	5.50%	07/01/2031	$1,115	$1,337,231
Series 2001 1, RB (INS-AMBAC)(b)	5.50%	07/01/2031	2,500	2,998,275
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2009 A, RB (c)(d)	5.50%	05/01/2019	1,250	1,269,375
Series 2011 A, RB (c)(d)	5.00%	05/01/2021	500	535,820
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, Ref. RB (h)	5.00%	12/01/2045	1,075	1,136,114
Series 2017, Ref. RB (h)	5.00%	12/01/2036	900	967,149
Series 2017, Ref. RB (h)	5.00%	12/01/2037	1,500	1,608,255
New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB (c)(d)	5.00%	05/01/2023	25	28,037
Series 2013 A, RB (c)(d)	5.00%	05/01/2023	30	33,644
Series 2013 A, RB	5.00%	05/01/2025	1,120	1,207,976
Series 2013 A, RB	5.00%	05/01/2029	1,270	1,350,353
New York (State of) Dormitory Authority (Pratt Institute); Series 2009 C, RB (c)(d)	5.12%	07/01/2019	1,000	1,018,980
Series 2015 A, Ref. RB	5.00%	07/01/2044	1,085	1,174,751
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/2040	1,750	1,819,055
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/2041	1,870	1,951,775
New York (State of) Dormitory Authority (St. John’s University); Series 2012, RB (c)(d)	5.00%	07/01/2022	1,330	1,466,498
Series 2012, RB (c)(d)	5.00%	07/01/2022	5	5,504
Series 2012, RB	5.00%	07/01/2030	1,445	1,562,117
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/2035	1,500	1,523,520
New York (State of) Dormitory Authority (State University Educational Facilities); Series 1993 B, RB	5.25%	05/15/2019	285	289,460
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/2029	2,815	3,136,726
New York (State of) Dormitory Authority (The New School); Series 2010, RB (c)(d)	5.50%	07/01/2020	2,755	2,908,564
Series 2011, Ref. RB	5.00%	07/01/2031	1,750	1,855,262
New York (State of) Dormitory Authority (Touro College and University System); Series 2014 A, RB	5.50%	01/01/2044	2,130	2,279,398
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (j)	1.66%	11/01/2044	3,400	3,400,000
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/2038	1,770	1,904,874
New York (State of) Thruway Authority; Series 2014 J, RB	5.00%	01/01/2034	4,085	4,480,959
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)(d)	5.00%	03/15/2019	410	413,780
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (f)	5.00%	12/15/2032	12,500	13,906,000
New York City Health & Hospital Corp.; Series 2010 A, Health System RB	5.00%	02/15/2030	2,780	2,869,822
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016B, CAB Sub. Lien RB (e)	0.00%	11/15/2044	1,730	546,611
Series 2016, Sub. Lien CAB RB (e)	0.00%	11/15/2056	5,000	886,850
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (h)	5.00%	11/15/2044	2,895	2,959,124
Series 2014, Class 3, Ref. Liberty RB (h)	7.25%	11/15/2044	1,085	1,253,208
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/2031	2,125	2,266,886
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (f)	5.00%	09/15/2040	14,445	15,551,487
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	3,215	3,428,830
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/2049	2,785	2,891,164
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2007, RB	5.50%	10/01/2037	2,145	2,688,500
New York State Dormitory Authority; Series 2018 A, RB	5.00%	07/01/2048	1,500	1,676,505
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/2039	1,905	1,976,228

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)

New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/2031	$1,570	$1,674,813
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (i)	5.00%	08/01/2026	2,055	2,141,002
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (i)	5.00%	01/01/2036	3,455	3,743,043
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016A, Special Facilities RB (f)(g)(i)	5.00%	07/01/2046	7,000	7,346,500
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. Solid Waste Disposal Facilities RB (h)(i)	4.75%	11/01/2042	1,820	1,751,950
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2014 A, Ref. RB (i)	5.00%	04/01/2028	1,000	1,094,620
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. Asset Backed RB	5.25%	05/15/2040	725	756,327
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS-NATL)(b)	5.00%	06/15/2023	940	1,046,887
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/2040	2,435	2,512,993
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (c)(d)	5.13%	07/01/2019	2,250	2,292,705
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,375	1,409,512
Series 2005 A, First Sub. Tobacco Settlement Asset-Backed RB (e)(h)	0.00%	08/15/2045	8,500	1,259,955
Series 2005 C, Third Sub. Tobacco Settlement Asset-Backed RB (e)(h)	0.00%	08/15/2060	96,000	2,986,560
Sales Tax Asset Receivable Corp.; Series 2014 A, Ref. RB (f)	5.00%	10/15/2031	7,235	8,165,132
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB (h)	5.38%	01/01/2027	1,370	1,351,875
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/2040	1,035	1,089,865
Suffolk Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	1,085	1,164,986
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds (i)	5.00%	11/01/2036	500	525,435
Syracuse (City of) Industrial Development Agency (Carousel Center); Series 2016A, Ref. PILOT RB (i)	5.00%	01/01/2032	1,500	1,616,490
Series 2016A, Ref. PILOT RB (i)	5.00%	01/01/2035	1,745	1,852,649
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/2037	750	780,660
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB	5.00%	07/01/2027	1,000	1,004,020
Series 2013 A, RB	5.00%	07/01/2032	750	732,285
Series 2013 A, RB	5.00%	07/01/2038	2,000	1,878,680
Triborough Bridge & Tunnel Authority; Series 2013 A, Ref. Sub. CAB RB (e)	0.00%	11/15/2032	2,000	1,202,680
Series 2013 C, RB (f)	5.00%	11/15/2038	7,210	7,897,257
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute); Series 2010 A, RB	5.00%	09/01/2030	2,500	2,600,550
Series 2010 A, RB	5.13%	09/01/2040	985	1,024,991
TSASC, Inc.; Series 2016B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	2,070	1,974,904
Series 2017 A, Ref. Tobacco Settlement RB	5.00%	06/01/2036	2,885	3,078,122
United Nations Development Corp.; Series 2009 A, Ref. RB	5.00%	07/01/2025	1,000	1,016,760
Series 2009 A, Ref. RB	5.00%	07/01/2026	815	828,610
Westchester (County of) Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, Special Facility RB (h)(i)	7.00%	06/01/2046	1,030	1,076,690
Westchester Tobacco Asset Securitization Corp.; Series 2016C, Ref. Sub. RB	5.13%	06/01/2051	2,705	2,730,021
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/2040	1,200	1,230,372
				422,223,437

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam-4.93%

Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/2036	$1,125	$1,178,370
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/2042	435	447,802
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB (c)(d)	5.63%	12/01/2019	860	891,407
Series 2009 A, Limited Obligation RB (c)(d)	5.75%	12/01/2019	500	518,870
Series 2016A, Ref. Ltd. Obligation RB	5.00%	12/01/2031	1,000	1,089,420
Guam (Territory of) International Airport Authority; Series 2013 C, General RB (INS-AGM)(b)(i)	6.00%	10/01/2034	950	1,085,594
Series 2013 C, General RB (i)	6.25%	10/01/2034	1,500	1,691,910
Guam (Territory of) Power Authority; Series 2010 A, RB (c)(d)	5.50%	10/01/2020	1,020	1,083,821
Series 2012 A, Ref. RB	5.00%	10/01/2034	1,370	1,427,211
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB (c)(d)	5.63%	07/01/2020	3,500	3,696,245
				13,110,650

Virgin Islands-1.26%

Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. Marine RB	5.00%	09/01/2044	785	700,613
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/2029	1,570	1,591,195
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 B, Ref. Sr. Lien RB	5.00%	10/01/2025	1,055	1,062,912
				3,354,720

Puerto Rico-0.51%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	820	821,919
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(b)	5.25%	07/01/2030	500	525,090
				1,347,009
TOTAL INVESTMENTS IN SECURITIES(l)-165.43% (Cost $425,247,887)				440,035,816
FLOATING RATE NOTE OBLIGATIONS-(35.95)%
Notes with interest and fee rates ranging from 2.21% to 2.29% at 11/30/2018 and contractual maturities of collateral ranging from 05/01/2026 to 10/15/2057 (See Note 1D)(m)				(95,615,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES-(33.98)%				(90,387,416)
OTHER ASSETS LESS LIABILITIES-4.50%				11,959,879
NET ASSETS APPLICABLE TO COMMON SHARES-100.00%				$265,993,279

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BHAC	- Berkshire Hathaway Assurance Corp.
CAB	- Capital Appreciation Bonds
GO	- General Obligation
INS	- Insurer
NATL	- National Public Finance Guarantee Corp.
PILOT	- Payment-in-Lieu-of-Tax
RB	- Revenue Bonds
Ref.	- Refunding
Sec.	- Secured
Sr.	- Senior
Sub.	- Subordinated
VRD	- Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(g)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $11,400,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $28,806,988, which represented 10.83% of the Trust’s Net Assets.

(i)	Security subject to the alternative minimum tax.
(j)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(m)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Trust’s investments with a value of $147,736,454 are held by TOB Trusts and serve as collateral for the $95,615,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Trust for Investment Grade New York Municipals

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate

                    Invesco Trust for Investment Grade New York Municipals

D.	Floating Rate Note Obligations – (continued)

securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco Trust for Investment Grade New York Municipals

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                    Invesco Trust for Investment Grade New York Municipals

Item 2. Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

 There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

 Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Invesco Trust for Investment Grade New York Municipals

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.